Liquidity - Private Placement Transactions (Details) € in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017
Financial Liabilities
Effective Interest Rate	1.09%	1.09%	1.33%	1.29%
Carrying Amount		€ 13,617	€ 11,303
Private placements
Financial Liabilities
Carrying Amount		€ 1,067	1,041
Tranche 6-2012 | 2020
Financial Liabilities
Coupon Rate	2.82%	2.82%
Effective Interest Rate	2.86%	2.86%
Nominal Volume | $	$ 290.0
Carrying Amount		€ 259	251
Tranche 7-2012 | 2022
Financial Liabilities
Coupon Rate	3.18%	3.18%
Effective Interest Rate	3.22%	3.22%
Nominal Volume | $	$ 444.5
Carrying Amount		€ 406	395
Tranche 8-2012 | 2024
Financial Liabilities
Coupon Rate	3.33%	3.33%
Effective Interest Rate	3.37%	3.37%
Nominal Volume | $	$ 323.0
Carrying Amount		€ 305	299
Tranche 9-2012 | 2027
Financial Liabilities
Coupon Rate	3.53%	3.53%
Effective Interest Rate	3.57%	3.57%
Nominal Volume | $	$ 100.0
Carrying Amount		€ 97	€ 96